Investment in Available for Sale Marketable Securities (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance at beginning of period			$ 44,766	$ 33,917	$ 33,917	$ 135,409
Additions				240,000	240,000
Proceeds on sales of securities			(17,009)		(68,702)	(284)
Recognized losses	$ 46	$ (92,500)	(18,740)	(101,417)	(160,449)	(101,208)
Balance at end of period	$ 9,017	$ 172,500	$ 9,017	$ 172,500	$ 44,766	$ 33,917